LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Lessee, operating lease, description	We have two noncancelable operating leases for office facilities, one that we entered into January 2019 and that expires January 10, 2024		We have two noncancelable operating leases for office facilities, one that we entered into January 2019 and that expires January 10, 2024 and another that we entered into in April 2022 and that expires April 30, 2024.
Lease expense	$ 146,994	$ 83,339	$ 240,492	$ 97,385
Security deposit	33,467		33,467
Finance lease liability			10,341	72,768
Security deposits			$ 10,000	10,000
Lessee, Finance Lease, Term of Contract			3 years
Capital leases annual interest rate			12.00%
Finance lease liability - non-current				10,341
Finance lease security deposit			33,467	33,467
Interest expense			$ 7,047	$ 15,967